Consolidated Statements of Shareholders' Equity - EUR (€) € in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares)	21,789,670
Balance (in shares) at Dec. 31, 2013	21,789,670
Balance at Dec. 31, 2013	€ 2,882	€ 51,385	€ (40,590)	€ (3,221)	€ (1,172)	€ 9,284
Net income (loss)			(512)			(512)
Translation adjustment				151		151
Warrants and stock options granted or exercised		140				140
Capital increase (in shares)	3,075,750
Capital increase	€ 400	5,819				6,219
Provision for retirement indemnities				(141)		(141)
Balance (in shares) at Dec. 31, 2014	24,865,420
Balance at Dec. 31, 2014	€ 3,282	57,344	(41,102)	(3,211)	(1,172)	15,141
Balance (in shares)	21,789,670
Balance (in shares)	24,865,420
Net income (loss)			(1,667)			(1,667)
Translation adjustment				(374)		(374)
Warrants and stock options granted or exercised		62			30	92
Capital increase (in shares)	518,041
Capital increase	€ 66	1,153				1,219
Provision for retirement indemnities				18		18
Balance (in shares) at Dec. 31, 2015	25,383,461
Balance at Dec. 31, 2015	€ 3,348	58,560	(42,769)	(3,567)	(1,142)	14,430
Balance (in shares)	24,865,420
Balance (in shares)	25,383,461
Net income (loss)			3,842			3,842
Translation adjustment				(144)		(144)
Warrants and stock options granted or exercised		360				360
Capital increase (in shares)	3,344,155
Capital increase	€ 435	5,765				6,200
Provision for retirement indemnities				(238)		(238)
Balance (in shares) at Dec. 31, 2016	28,727,616
Balance at Dec. 31, 2016	€ 3,783	€ 64,685	€ (38,927)	€ (3,948)	€ (1,142)	€ 24,451
Balance (in shares)	25,383,461
Balance (in shares)	28,727,616